Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Contractual Obligations

The contractual obligations schedule set forth below summarizes our contractual obligations excluding interest payable as of June 30, 2017.

	Remainder of 2017	2018	2019	2020	2021	Thereafter	Total
		(in thousands)
Vessels under construction	$80,330	$—	$—	$—	$—	$—	$80,330
Secured term loan facilities and revolving credit facilities*	49,829	195,793	49,030	107,155	39,030	272,563	713,400
7.75% senior unsecured bonds due 2021	—	—	—	—	100,000	—	100,000
Office leases	468	1,102	1,508	1,295	1,143	110	5,626
Contracted bunker purchase obligations	2,006	—	—	—	—	—	2,006

Total contractual obligations	$132,633	$196,895	$50,538	$108,450	$140,173	$272,673	$901,362

*	For the 2018 year, the amount set forth in the table with respect to secured term loan facilities and revolving credit facilities commitment includes $143.1 million relating to the February 2013 Secured Term Loan Facility that has been re-financed by the June 2017 Secured Term Loan and Revolving Credit Facility. Such refinancing took place on July 5, 2017. See Note 10 – Subsequent Events.